Label	Element	Value
AXS Tactical Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AXS TACTICAL INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The investment objective of the AXS Tactical Income Fund (the “Fund”) is to seek to generate income, with capital preservation as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in the section titled “YOUR ACCOUNT WITH THE FUNDS — Purchase of Shares/Class A Shares Purchase Programs” on page 138, and in “APPENDIX A — Waivers and Discounts Available from Intermediaries” on page 176 of the Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 28, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. A During the most recent fiscal year, the Fund’s portfolio turnover rate was 612% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	612.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Class A shares or Class I shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund seeks to achieve its investment objective by investing in income-oriented exchange traded funds (“ETFs”) that invest in (i) bonds, bank loans, floating rate bonds and debt and municipal debt issued by domestic, foreign and emerging market issuers; (ii) obligations issued or guaranteed by the United States government, its agencies or instrumentalities, including U.S. treasuries (with an average duration of 1-20 years); and (iii) cash and cash equivalents (including money market funds). The ETFs’ investments can include high-yield instruments (“junk bonds”). The Fund may also invest in these types of securities directly. The Fund considers emerging market issues to be those of countries represented in the MSCI Emerging Markets Index.

The Fund’s advisor, AXS Investments LLC (the “Advisor”), uses a proprietary tactical allocation model to invest the Fund’s assets in cash investments when market conditions become unfavorable. The Fund invests directly or indirectly in securities of any maturity, duration or credit quality when the model determines that the market for those securities is stable or trending upwards and either Treasuries or cash and cash equivalents when the model determines that the market for those securities is trending downwards. By tactically allocating its investments among the securities described above, the Fund seeks to reduce its exposure to declines in the market, thereby potentially limiting portfolio volatility in down-trending markets. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. For example, if a bond has a duration of five years, a 1% rise in rates would result in a 5% decline in share price. If a bond has a duration of ten years, a 1% rise in interest rates would result in a 10% decline in share price. Maturity is the date on which a stock issuer must repay the original principal borrowed from a shareholder. For example, if a security has a maturity of five years, the issuer will pay the investor the face value of the security five years after its purchase.

The Advisor’s model considers macro market data and other market-based inputs and metrics to identify market trends. When making investment decisions for the Fund, the portfolio managers consider both the outputs of the model as well as an assessment of current market conditions, the average credit quality of the portfolio, the average duration of the portfolio and other factors. When the Fund is invested in high yield instruments, the portfolio managers consider the net returns of those high yield instruments relative to the risk they pose.

The Fund may also use options such as covered calls or protective puts on positions to reduce risk.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class I shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the Bloomberg U.S. Aggregate Bond Index, a broad-based market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund’s website, www.axsinvestments.com or by calling the Fund at 1-833-AXS-ALTS (1-833-297-2587). The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Sales loads are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

The Fund acquired the assets and liabilities of the Predecessor Fund following the Reorganization of the Predecessor Fund on April 28, 2023. As a result of the Reorganization, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the bar chart and performance table below for the periods prior to April 28, 2023 reflect the performance of the Predecessor Fund prior to the commencement of the Fund’s operations.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class I shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the Bloomberg U.S. Aggregate Bond Index, a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(1-833-297-2587)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.axsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar-Year Total Return (before taxes) for Fund Class I Shares For each calendar year at NAV
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Calendar Quarter Return at NAV	4.18%	Quarter Ended 6/30/2020
Lowest Calendar Quarter Return at NAV	(2.93)%	Quarter Ended 6/30/2022

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I shares only and after-tax returns for classes other than Class I shares will vary from returns shown for Class I shares.
AXS Tactical Income Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risk is inherent in all investing and you could lose money by investing in the Fund.
AXS Tactical Income Fund | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Market Risk.    The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic, political or geopolitical conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market.

AXS Tactical Income Fund | ETF Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	ETF Risk. Investing in an ETF will provide the Fund with exposure to the securities comprising the index on which the ETF is based and will expose the Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, involves duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.
AXS Tactical Income Fund | Fixed Income Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Fixed Income Securities Risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer-term and lower rated securities are more volatile than shorter-term and higher rated securities.
AXS Tactical Income Fund | Bank Loan Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Bank Loan Risk. The market for bank loans may not be highly liquid and the Fund may have difficulty selling them. These investments expose the Fund to the credit risk of both the financial institution and the underlying borrower.
AXS Tactical Income Fund | Cash and Cash Equivalents Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Cash and Cash Equivalents Risk. When the Fund is out of the market and invests in cash and cash equivalents, there is a risk that the market will begin to rise rapidly, and the Fund will not be able to reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.
AXS Tactical Income Fund | Credit Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit Risk. If an issuer or guarantor of a debt security held by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of the Fund’s portfolio will typically decline.
AXS Tactical Income Fund | High Yield ( [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	High Yield (“Junk”) Bond Risk. High yield bonds are debt securities rated below investment grade (often called “junk bonds”). Junk bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.
AXS Tactical Income Fund | Floating Rate Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Floating Rate Risk.    Changes in short-term market interest rates will directly affect the yield on Fund shares whose investments are normally invested in floating rate debt. If short-term market interest rates fall, the yield on the Fund’s shares will also fall. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on the floating rate debt in the Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag.

AXS Tactical Income Fund | Municipal Bond Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Municipal Bond Risk. The value of municipal bonds that depend on a specific revenue source or general revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source(s) or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source(s). In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal bonds. There is no guarantee that a municipality will pay interests or repay principal.
AXS Tactical Income Fund | Foreign Investment Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. Changes in exchange rates and interest rates, and the imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms.
AXS Tactical Income Fund | Emerging Markets Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Emerging Markets Risk. Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries tend to have more government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed and less stable economic, political and legal systems than those of more developed countries. There may be less publicly available and reliable information about issuers in emerging markets than is available about issuers in more developed markets. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.
AXS Tactical Income Fund | Currency Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Currency Risk. If the Fund invests in securities that trade in, and receive revenues in, foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.
AXS Tactical Income Fund | Derivatives Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Derivatives Risk. Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. Using derivatives, such as options, exposes the Fund to additional or heightened risks, including leverage risk, liquidity risk, valuation risk, market risk, counterparty risk, and credit risk. Derivatives transactions can be highly illiquid and difficult to unwind or value, they can increase Fund volatility, and changes in the value of a derivative held by the Fund may not correlate with the value of the underlying instrument or the Fund’s other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, derivatives are subject to additional risks such as operational risk, including settlement issues, and legal risk, including that underlying documentation is incomplete or ambiguous. For derivatives that are required to be cleared by a regulated clearinghouse, other risks may arise from the Fund’s relationship with a brokerage firm through which it submits derivatives trades for clearing, including in some cases from other clearing customers of the brokerage firm.
AXS Tactical Income Fund | Options Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Options Risk. Purchasing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance. To the extent that the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk.
AXS Tactical Income Fund | Government-Sponsored Entities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Government-Sponsored Entities Risk. The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) when it is not obligated to do so.
AXS Tactical Income Fund | Model Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Model Risk. Like all quantitative analysis, the Advisor’s investment model carries a risk that the mathematical model used might be based on one or more incorrect assumptions. Rapidly changing and unforeseen market dynamics could also lead to a decrease in short term effectiveness of the Advisor’s algorithmic model. No assurance can be given that the Fund will be successful under all or any market conditions.
AXS Tactical Income Fund | Portfolio Turnover Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Portfolio Turnover Risk. Active and frequent trading of the Fund’s portfolio securities may lead to higher transaction costs and may result in a greater number of taxable transactions than would otherwise be the case, which could negatively affect the Fund’s performance. A high rate of portfolio turnover is 100% or more.
AXS Tactical Income Fund | Management and Strategy Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Management and Strategy Risk. The value of your investment depends on the judgment of the Fund’s advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.
AXS Tactical Income Fund | Cybersecurity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity Risk.    Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

AXS Tactical Income Fund | Recent Market Events [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Recent Market Events. Periods of market volatility may occur in response to market events and other economic, political, and global macro factors. For example, in recent years the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, Russia’s invasion of Ukraine, and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.
AXS Tactical Income Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)1
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	5.53%	[1]
Five Years	rr_AverageAnnualReturnYear05	1.10%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	1.10%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2018	[1]
AXS Tactical Income Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.68%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.34%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.27%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 792
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,244
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,720
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,030
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
One Year	rr_AverageAnnualReturnYear01	(3.74%)
Five Years	rr_AverageAnnualReturnYear05	(0.16%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.16%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2018
Overnight check delivery fee	ck0001587982_OvernightCheckDeliveryFee	$ 25
Wire fee	ck0001587982_WireFee	$ 20
AXS Tactical Income Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.68%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.34%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.02%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 205
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	634
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,088
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,348
Annual Return 2019	rr_AnnualReturn2019	5.35%
Annual Return 2020	rr_AnnualReturn2020	7.26%
Annual Return 2021	rr_AnnualReturn2021	(0.36%)
Annual Return 2022	rr_AnnualReturn2022	(7.66%)
Annual Return 2023	rr_AnnualReturn2023	2.62%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.93%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
One Year	rr_AverageAnnualReturnYear01	2.62%
Five Years	rr_AverageAnnualReturnYear05	1.30%
Since Inception	rr_AverageAnnualReturnSinceInception	1.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2018
Overnight check delivery fee	ck0001587982_OvernightCheckDeliveryFee	$ 25
Wire fee	ck0001587982_WireFee	$ 20
AXS Tactical Income Fund | Class I Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
One Year	rr_AverageAnnualReturnYear01	0.24%	[3]
Five Years	rr_AverageAnnualReturnYear05	(0.22%)	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.22%)	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2018
AXS Tactical Income Fund | Class I Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
One Year	rr_AverageAnnualReturnYear01	1.59%	[3]
Five Years	rr_AverageAnnualReturnYear05	0.40%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	0.40%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2018

[1]	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Investors cannot invest directly in an index.
[2]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 2.25% and 2.00% of the average daily net assets of Class A and Class I shares of the Fund, respectively. This agreement is in effect for a period of two years from the date of the reorganization (the “Reorganization”) of the ACM Tactical Income Fund, a series of Northern Lights Fund Trust III (the “Predecessor Fund”), which occurred on April 28, 2023, and it may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made by the advisor to the Fund for a period ending three years after the date of the waiver or payment. Such reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. Reimbursements of fees waived or payments made will be made on a “first in, first out” basis so that the oldest fees waived or payments are satisfied first.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I shares only and after-tax returns for classes other than Class I shares will vary from returns shown for Class I shares.